Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid Expense And Other Assets Current [Abstract]
Summary of Prepaid Expense and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Prepaid VAT	71,418	79,434
Prepaid other service fees(1)	54,128	37,339
Receivables from third party payment platforms (2)	7,402	23,100
Deposits(3)	11,217	9,968
Prepaid rental expenses(4)	6,606	6,909
Prepaid advertising expenses	52,114	—
Others	8,563	5,076
	211,448	161,826

(1)

Prepaid other service fees mainly consisted of the prepayments for the purchase of promotion gifts, learning materials and the prepayments for third-party educational content subscription fee. The nature of such prepayment was generally short-term.

(2)

Receivables from third-party payment platforms consisted of cash that had been received from customers but held by the third-party payment platforms. The Group subsequently collected the full balances from the third-party payment platforms.

(3)	Deposits mainly consisted of property management deposits and rental deposits. During the year ended December 31, 2021, RMB16,643 impairment loss was recorded in relation to the rental deposits.
(4)	The prepaid rental expenses balance represented the prepaid rental expenses for short-term leases.